Income Taxes - Reconciliation of total tax expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of total tax expense:
Change in valuation allowance	$ 0	$ 6,311	$ (41,870)
Differences in tax rates	89	(3,896)	(3,288)
Effect of permanent differences	0	120	2
Adjustments in respect to current income tax of previous years	683	184	(766)
Tax rate on interest	742	0	0
Effect of exchange rate differences	7	(1,599)	(3,318)
Income tax	43,070	42,837	26,132
Loss of tax loss carry forward because of liquidation	0	0	50,536
Total	$ 44,591	$ 43,957	$ 27,428